Assets and Liabilities - Summary of Non-current Prepayments and Deposits (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous Noncurrent Assets [Abstract]
Deposits with vendors	kr 500	kr 295
Prepayments to vendors	280	465
Leasehold deposit	1,234	892
Total non-current prepayments and deposits	kr 2,014	kr 1,652